Employee Benefit Plans	3 Months Ended
Sep. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Employee Benefit Plans

10. Employee Benefit Plans

The Company currently has two principal pension plans, one for German employees, the other covering employees in the United States, the latter of which was curtailed in 2002. Plan benefits are generally based on years of service and final salary. As there is no legal requirement in Germany to fund defined benefit plans, the Company's pension obligations in Germany are unfunded. Each year FMCH, a wholly-owned subsidiary of the Company and its principal North American subsidiary, contributes to the plan covering United States employees at least the minimum required by the Employee Retirement Income Security Act of 1974, as amended.

The following table provides the calculations of net periodic benefit cost for the three- and nine-months ended September 30, 2012 and 2011.

	Three months ended September 30,		Nine months ended September 30,

	2012	2011	2012	2011
Components of net periodic benefit cost:
Service cost	$2,645	$2,685	$7,982	$8,042
Interest cost	6,590	6,371	19,528	18,546
Expected return on plan assets	(3,796)	(4,600)	(11,446)	(13,150)
Amortization of unrealized losses	4,794	2,129	13,537	5,730
Net periodic benefit costs	$10,233	$6,585	$29,601	$19,168